CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 1,110	$ 84,399	$ (65,959)	$ 19,550
Balance (in shares) at Dec. 31, 2018	16,126,237
Exercise of option		17		17
Exercise of option (in shares)	35,145
Stock- based compensation		159		159
Net loss			(122)	(122)
Balance at Jun. 30, 2019	$ 1,110	84,575	(66,081)	19,604
Balance (in shares) at Jun. 30, 2019	16,161,382
Balance at Dec. 31, 2019	$ 1,116	84,680	(77,464)	8,332
Balance (in shares) at Dec. 31, 2019	16,214,228
Stock- based compensation
Net loss			(376)	(376)
Balance at Jun. 30, 2020	$ 1,116	$ 84,680	$ (77,840)	$ 7,956
Balance (in shares) at Jun. 30, 2020	16,214,228